Short-term and Long-term deposits	12 Months Ended
Dec. 31, 2018
Deposit Assets Disclosure [Abstract]
Deposit Assets Disclosures
6.	Short-term and Long-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Long-term deposits represent time deposits placed with banks with original maturities more than one year. The term deposits balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent

Short-term deposits

RMB	3,400,000	3,400,000	2,100,000	2,100,000
US$	397,816	2,600,104	761,573	5,226,996
Total		6,000,104		7,326,996

Long-term deposits

RMB	-	-	1,000,000	1,000,000